Debt securities in issue - Additional information (Details) € in Billions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (36.5)
Commercial paper [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(18.2)
Matured long term bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(8.6)
Certificates of deposits [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(8.1)
Matured Covered Bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (2.1)